Corporate Information - Summary of information about company principal subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 HKD ($)
Disclosure of subsidiaries [line items]
Issued and registered share capital
AMTD International Holding Group Limited (formerly known as AMTD Financial Planning Limited) ("AMTD IHG") [member]
Disclosure of subsidiaries [line items]
Place of incorporation	HK
Issued and registered share capital	$ 500,000
Proportion Of Ownership Interest In Subsidiary Direct	100.00%
Principal activities	Investment holding
AMTD Securities Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	HK
Issued and registered share capital	$ 1
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Investment holding
AMTD Global Markets Limited (formerly known as AMTD Asset Management Limited) ("AMTD GM") [member]
Disclosure of subsidiaries [line items]
Place of incorporation	HK
Issued and registered share capital	$ 1,561,610,980
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Provision of investment banking, financial advisory services and asset management services
Asia Alternative Asset Partners Limited ("AMTD AAAPL") [member]
Disclosure of subsidiaries [line items]
Place of incorporation	HK
Issued and registered share capital	$ 5,000,000
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Provision of investment advisory services
AMTD Strategic Investment Limited ("AMTD SI") [member]
Disclosure of subsidiaries [line items]
Place of incorporation	HK
Issued and registered share capital	$ 1
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Provision of strategic investment
AMTD Investment Solutions Group Limited ("AMTD ISG") [member]
Disclosure of subsidiaries [line items]
Place of incorporation	HK
Issued and registered share capital	$ 1
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Provision of strategic investment
AMTD Overseas Limited (formerly known as AMTD Europe Holdings Limited) ("AMTD Overseas") [member]
Disclosure of subsidiaries [line items]
Place of incorporation	HK
Issued and registered share capital	$ 1
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Strategic investment
AMTD Fintech Investment Limited ("AMTD FI") [member]
Disclosure of subsidiaries [line items]
Place of incorporation	HK
Issued and registered share capital	$ 1
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Strategic investment
AMTD Investment Inc. ("AMTD Investment") [member]
Disclosure of subsidiaries [line items]
Place of incorporation	Cayman Islands
Issued and registered share capital		$ 1
Proportion Of Ownership Interest In Subsidiary Direct	100.00%
Principal activities	Investment holding
AMTD Strategic Investment (BVI) Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	BVI
Issued and registered share capital		1
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Investment holding
AMTD Investment Solutions Group (BVI) Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	BVI
Issued and registered share capital		1
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Investment holding
AMTD Overseas (BVI) Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	BVI
Issued and registered share capital		1
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Investment holding
AMTD Fintech Investment (BVI) Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	BVI
Issued and registered share capital		$ 1
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Investment holding